FI - Own credit gains/(losses) on fair value option elected instruments (Details 18) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Financial instruments
Gains/(losses) recorded into AOCI	SFr (365)	SFr 820
Gains/(losses) recorded into AOCI, Cumulatively	(2,516)
Gains/(losses) recorded into AOCI transferred to net income	80	27
Due to banks and customer deposits
Financial instruments
Gains/(losses) recorded into AOCI	(8)	4
Gains/(losses) recorded into AOCI, Cumulatively	(48)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Short-term borrowings
Financial instruments
Gains/(losses) recorded into AOCI	1	(18)
Gains/(losses) recorded into AOCI, Cumulatively	(54)
Gains/(losses) recorded into AOCI transferred to net income	1	2
Long-term debt
Financial instruments
Gains/(losses) recorded into AOCI	(358)	834
Gains/(losses) recorded into AOCI, Cumulatively	(2,414)
Gains/(losses) recorded into AOCI transferred to net income	79	25
Long-term debt - of which structured notes over two years
Financial instruments
Gains/(losses) recorded into AOCI	(36)	526
Gains/(losses) recorded into AOCI, Cumulatively	(1,699)
Gains/(losses) recorded into AOCI transferred to net income	79	25
Long-term debt - of which treasury debt over two years
Financial instruments
Gains/(losses) recorded into AOCI	(278)	284
Gains/(losses) recorded into AOCI, Cumulatively	(614)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Bank
Financial instruments
Gains/(losses) recorded into AOCI	(1,509)	1,123
Gains/(losses) recorded into AOCI, Cumulatively	(2,420)
Gains/(losses) recorded into AOCI transferred to net income	110	34
Bank | Due to banks and customer deposits
Financial instruments
Gains/(losses) recorded into AOCI	(34)	15
Gains/(losses) recorded into AOCI, Cumulatively	(48)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Bank | Short-term borrowings
Financial instruments
Gains/(losses) recorded into AOCI	1	0
Gains/(losses) recorded into AOCI, Cumulatively	(54)
Gains/(losses) recorded into AOCI transferred to net income	1	2
Bank | Long-term debt
Financial instruments
Gains/(losses) recorded into AOCI	(1,476)	1,108
Gains/(losses) recorded into AOCI, Cumulatively	(2,318)
Gains/(losses) recorded into AOCI transferred to net income	109	32
Bank | Long-term debt - of which structured notes over two years
Financial instruments
Gains/(losses) recorded into AOCI	(670)	652
Gains/(losses) recorded into AOCI, Cumulatively	(1,699)
Gains/(losses) recorded into AOCI transferred to net income	109	32
Bank | Long-term debt - of which treasury debt over two years
Financial instruments
Gains/(losses) recorded into AOCI	(652)	418
Gains/(losses) recorded into AOCI, Cumulatively	(518)
Gains/(losses) recorded into AOCI transferred to net income	SFr 0	SFr 0